Financial Result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Result
Finance income	€ 30,322	€ 11,288	€ 80
thereof: fair value changes	29,922	11,280	58
thereof: impairment loss net of reversal	125	0	0
Finance expenses	(1,995)	(20,201)	(49,741)
thereof: fair value changes	763	15,645	15,222
thereof: interest portion of lease payments	(443)	(437)	(450)
thereof: impairment loss net of reversal		(260)
thereof: interest on convertible loans		(3,483)	(33,960)
Financial result	€ 28,327	€ (8,913)	€ (49,661)